PRIVATE PLACEMENTS - Additional Information (Detail) - USD ($)				3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2021	Mar. 10, 2021	Mar. 08, 2021	Dec. 31, 2020	Mar. 08, 2021	Sep. 30, 2021	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price						$ 6,860,057
Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant				1
Exercise price of warrant				$ 11.50
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	4,266,667					4,266,667
Price of warrants						$ 1.50
Aggregate purchase price						$ 6,400,000
Private Placement Warrants | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant	1		1		1	1
Private Placement Warrants | Sponsor and certain of Company's directors and officers | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Price of warrants					$ 11.50	$ 11.50
Number of shares per warrant	1		1		1	1
Exercise price of warrant	$ 11.50		$ 11.50		$ 11.50	$ 11.50
Novator Private Placement Share
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	3,500,000					3,500,000
Price of warrants						$ 10.00
Aggregate purchase price						$ 35,000,000
Novator Private Placement Share | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	3,500,000		3,500,000	3,500,000	3,500,000	3,500,000
Price of warrants				$ 10.00	$ 10.00	$ 10.00
Aggregate purchase price	$ 35,000,000		$ 35,000,000	$ 35,000,000
Number of shares per warrant	1		1		1	1
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued							3,500,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	4,266,667		4,266,667	4,266,667	4,266,667	4,266,667
Price of warrants				$ 1.50	$ 1.50	$ 1.50
Aggregate purchase price					$ 6,400,000	$ 6,400,000
Private Placement | Private Placement Warrants | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	4,266,667		4,266,667	4,266,667	4,266,667	4,266,667
Price of warrants				$ 1.50	$ 1.50	$ 1.50
Aggregate purchase price				$ 6,400,000	$ 6,400,000	$ 6,400,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			3,300,000	3,300,000	3,300,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		306,705	3,500,000	3,500,000	3,500,000		3,500,000
Price of warrants		$ 1.50
Aggregate purchase price		$ 460,057
Over-allotment option | Private Placement Warrants | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	440,000	306,705	440,000	4,706,667	440,000	440,000
Price of warrants				$ 11.50
Aggregate purchase price	$ 660,000	$ 460,057	$ 660,000	$ 7,060,000